Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense					$ 115,099	$ 107,787	$ 108,488
Amortization and write-off of deferred financing costs					6,391	5,653	4,524
Other					121	199	139
Interest expense and finance cost	$ 32,734	$ 28,825	$ 97,797	$ 83,812	$ 121,611	$ 113,639	$ 113,151